                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management, Inc.,
                                         1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2004

DATE OF REPORTING PERIOD:  January 1, 2004 through June 30, 2004

                        Item 1. Reports to Stockholders

                                  CALAMOS(R)
                        Strategies for Serious Money(R)

                          GROWTH AND INCOME PORTFOLIO

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2004



                           [CALAMOS INVESTMENTS LOGO]



                        CALAMOS FINANCIAL SERVICES, INC.
                            1111 E. Warrenville Road
                        Naperville, Illinois 60563-1463
                                  800.582.6959
                                www.calamos.com

                        CALAMOS GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (47.4%)
                BASIC INDUSTRIES (0.6%)
$   115,000     Freeport-McMoRan Copper & Gold, Inc.(c)
                7.000%, 02/11/11                                     $   161,000
                                                                     -----------

                CAPITAL GOODS - INDUSTRIAL (5.5%)
    100,000     Agco Corp.(b)
                1.750%, 12/31/33                                         110,625
                General Motors Corp.
    175,000     5.250%, 03/06/32                                         172,970
    142,500     6.250%, 07/15/33                                         165,528
                Tyco International, Ltd.(b)
    385,000     3.125%, 01/15/23                                         625,144
    310,000     2.750%, 01/15/18                                         467,325
                                                                     -----------
                                                                       1,541,592
                                                                     -----------

                CAPITAL GOODS - TECHNOLOGY (9.9%)
    110,000     Advanced Micro Devices, Inc.(c)
                4.750%, 02/01/22                                         112,200
    400,000     Agilent Technologies, Inc.
                3.000%, 12/01/21                                         423,000
    285,000     Anixter International, Inc.(c)
                0.000%, 07/07/33                                         146,418
    110,000     CSG Systems International, Inc.(b)
                2.500%, 06/15/24                                         114,262
    150,000     Digital River, Inc.(b)(c)
                1.250%, 01/01/24                                         153,187
     85,000     EMC Corp.(c)
                4.500%, 04/01/07                                          93,606
    105,000     Flextronics International, Ltd.
                1.000%, 08/01/10                                         130,725
    100,000     Graftech International, Ltd.(b)(c)
                1.625%, 01/15/24                                          90,500
    190,000     Juniper Networks, Inc.(b)
                0.000%, 06/15/08                                         260,775
     90,000     L-3 Communications Holdings
                4.000%, 09/15/11                                         112,725
    180,000     Liberty Media Corp.(c)
                3.500%, 01/15/31                                         163,350
    160,000     Micron Technology, Inc.(c)
                2.500%, 02/01/10                                         227,200
    100,000     Pixelworks, Inc.(b)
                1.750%, 05/15/24                                          95,375
    125,000     Red Hat, Inc.(b)
                0.500%, 01/15/24                                         142,344
    125,000     Symantec Corp.
                3.000%, 11/01/06                                         321,563
    190,000     Teradyne, Inc.
                3.750%, 10/15/06                                         201,400
                                                                     -----------
                                                                       2,788,630
                                                                     -----------

                CONSUMER CYCLICAL (8.7%)
    340,000     Carnival Corp.
                0.000%, 10/24/21                                         274,550
    200,000     Church & Dwight Company, Inc.(b)
                5.250%, 08/15/33                                         244,000
                Gap, Inc.
    140,000     5.750%, 03/15/09(b)                                      218,400
     85,000     5.750%, 03/15/09(c)                                      132,600
    225,000     International Game Technology(b)
                0.000%, 01/29/33                                         192,094
$   320,000     J.C. Penney Company, Inc.(c)
                5.000%, 10/15/08                                         429,600
    125,000     Lamar Advertising Company(c)
                2.875%, 12/31/10                                         134,844
    400,000     Lear Corp.(b)
                0.000%, 02/20/22                                         205,000
    660,000     Royal Caribbean Cruises, Ltd.
                0.000%, 02/02/21                                         356,400
    260,000     Walt Disney Company(c)
                2.125%, 04/15/23                                         280,150
                                                                     -----------
                                                                       2,467,638
                                                                     -----------

                CONSUMER GROWTH STAPLES (11.3%)
    135,000     Advanced Medical Optics, Inc.(b)
                2.500%, 07/15/24                                         148,330
    310,000     Cendant Corp.
                3.875%, 11/27/11                                         335,962
    120,000     Citadel Broadcasting Corp.(b)
                1.875%, 02/15/11                                         104,700
     90,000     CKE Restaurants, Inc.(c)
                4.000%, 10/01/23                                         153,225
    190,000     Cytyc Corp.(b)
                2.250%, 03/15/24                                         214,225
    110,000     First Horizon Pharmaceutical Corp.(b)
                1.750%, 03/08/24                                         116,463
    210,000     Hasbro, Inc.(b)
                2.750%, 12/01/21                                         228,900
    410,000     Health Management Associates, Inc.
                1.500%, 08/01/23                                         432,038
    355,000     Invitrogen Corp.(b)
                2.000%, 08/01/23                                         447,300
                Liberty Media Corp. (Time Warner)
    200,000     0.750%, 03/30/23(b)                                      229,250
    200,000     0.750%, 03/30/23                                         229,250
    125,000     Medicis Pharmaceutical Corp.(c)
                1.500%, 06/04/33                                         148,438
                Teva Pharmaceutical Industries, Ltd.
    230,000     0.250%, 02/01/24                                         245,525
    150,000     0.500%, 02/01/24                                         155,625
                                                                     -----------
                                                                       3,189,231
                                                                     -----------

                CONSUMER STAPLES (0.5%)
    100,000     Bunge, Ltd.(b)
                3.750%, 11/15/22                                         131,875
                                                                     -----------

                ENERGY (3.1%)
    245,000     Massey Energy Company(b)
                2.250%, 04/01/24                                         271,950
    240,000     Nabors Industries, Inc.(c)
                0.000%, 06/15/23                                         223,800
    225,000     Schlumberger, NV(c)
                2.125%, 06/01/23                                         236,250
    125,000     Veritas DGC, Inc.(b)
                0.770%, 03/15/24                                         155,788
                                                                     -----------
                                                                         887,788
                                                                     -----------

                FINANCIAL (5.6%)
    630,000     American Financial Group, Inc.
                1.486%, 06/02/33                                         268,538
    130,000     Host Marriott Corp.(b)
                3.250%, 04/15/24                                         124,800

                See accompanying Notes to Schedule of Investments

                       CALAMOS GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
$   530,000     Morgan Stanley
                0.250%, 04/01/09                                     $   535,300
    169,000     Providian Financial Corp.(c)
                4.000%, 05/15/08                                         215,686
    300,000     Select Insurance Group(b)
                1.616%, 09/24/32                                         167,250
     85,000     Silicon Valley Bancshares(b)
                0.000%, 06/15/08                                         108,800
    171,250     Travelers Property Casualty Corp.
                4.500%, 04/15/32                                         163,030
                                                                     -----------
                                                                       1,583,404
                                                                     -----------

                TELECOMMUNICATIONS (2.0%)
    180,000     Andrew Corp.(b)
                3.250%, 08/15/13                                         303,075
    235,000     CommScope, Inc.(b)
                1.000%, 03/15/24                                         271,719
                                                                     -----------
                                                                         574,794
                                                                     -----------

                UTILITIES (0.2%)
     50,000     CenterPoint Energy, Inc.(b)
                3.750%, 05/15/23                                          57,000
                                                                     -----------

                TOTAL CONVERTIBLE BONDS
                (Cost $12,007,811)                                    13,382,952
                                                                     ===========

 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (10.8%)
                BASIC INDUSTRIES (0.4%)
        700     Phelps Dodge Corp.
                6.750%                                                   115,822
                                                                     -----------

                CAPITAL GOODS - INDUSTRIAL (1.9%)
     10,000     Ford Motor Company Capital Trust II
                6.500%                                                   547,600
                                                                     -----------

                CAPITAL GOODS - TECHNOLOGY (0.8%)
      4,400     Motorola, Inc.
                7.000%                                                   217,272
                                                                     -----------

                CONSUMER GROWTH STAPLES (1.3%)
      2,100     Anthem, Inc.
                6.000%                                                   215,691
      2,800     Baxter International, Inc.(c)
                7.000%                                                   159,488
                                                                     -----------
                                                                         375,179
                                                                     -----------

                CREDIT CYCLICALS (1.3%)
      6,700     Washington Mutual, Inc.
                5.375%                                                   360,929
                                                                     -----------

                ENERGY (2.1%)
      2,000     Amerada Hess Corp.
                7.000%                                                   144,900
     12,000     Valero Energy Corp.
                2.000%                                                   445,500
                                                                     -----------
                                                                         590,400
                                                                     -----------

                FINANCIAL (3.0%)
      3,550     Commerce Capital Trust II(b)
                5.950%                                                   209,450
      5,350     Genworth Financial, Inc.(a)
                6.000%                                                   152,795
      2,120     Hartford Financial Services Group, Inc.
                7.000%                                                   141,892
      3,000     Prudential Financial, Inc.
                6.750%                                                   209,790
      1,000     Reinsurance Group of America, Inc.
                5.750%                                                    57,100
        335     State Street Corp.
                6.750%                                                    76,799
                                                                     -----------
                                                                         847,826
                                                                     -----------

                TOTAL CONVERTIBLE PREFERRED STOCK
                (Cost $2,651,489)                                      3,055,028
                                                                     ===========
COMMON STOCKS (38.8%)
                CAPITAL GOODS - INDUSTRIAL (2.8%)
      9,700     Monsanto Company                                         373,450
      9,350     Stanley Works(c)                                         426,173
                                                                     -----------
                                                                         799,623
                                                                     -----------

                CAPITAL GOODS - TECHNOLOGY (4.5%)
        600     Anixter International, Inc.                               20,418
      6,500     Autodesk, Inc.                                           278,265
     19,000     Cisco Systems, Inc.(a)                                   450,300
      1,400     General Dynamics Corp.                                   139,020
      1,100     L-3 Communications Holdings                               73,480
     10,400     Microsoft Corp.(c)                                       297,024
                                                                     -----------
                                                                       1,258,507
                                                                     -----------

                CONSUMER CYCLICAL (4.3%)
      1,800     Genuine Parts Company                                     71,424
      4,400     Harley-Davidson, Inc.                                    272,536
     11,600     International Game Technology                            447,760
      3,000     Nordstrom, Inc.                                          127,830
     11,400     Walt Disney Company                                      290,586
                                                                     -----------
                                                                       1,210,136
                                                                     -----------

                CONSUMER GROWTH STAPLES (12.8%)
      5,400     Bausch & Lomb, Inc.(c)                                   351,378
      8,400     Bristol-Myers Squibb Company                             205,800
     20,500     Cendant Corp.(c)                                         501,840
      5,800     Estee Lauder Companies, Inc.                             282,924
     13,600     Home Depot, Inc.                                         478,720
     11,800     McDonald's Corp.                                         306,800
      5,300     Skechers U.S.A., Inc.(a)                                  68,900
     10,000     Starbucks Corp.(a)                                       434,800
      6,100     UnitedHealth Group, Inc.(c)                              379,725
        300     Washington Post Company                                  279,003
      3,900     Zimmer Holdings, Inc.(a)                                 343,980
                                                                     -----------
                                                                       3,633,870
                                                                     -----------

                CONSUMER STAPLES (2.8%)
     24,000     Archer-Daniels-Midland Company                           402,720
     11,200 GBP Enterprise Inns, PLC                                     116,789
     11,400     Sara Lee Corp.                                           262,086
                                                                     -----------
                                                                         781,595
                                                                     -----------

                CREDIT CYCLICALS (0.7%)
      5,000     Washington Mutual, Inc.(c)                               193,200
                                                                     -----------

               See accompanying Notes to Schedule of Investments

                       CALAMOS GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS JUNE 30, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
                ENERGY (1.6%)
      2,350     Anadarko Petroleum Corp.                             $   137,710
      7,942     Plains Exploration & Production Company(a)               145,735
      5,750     XTO Energy, Inc.                                         171,293
                                                                     -----------
                                                                         454,738
                                                                     -----------

                FINANCIAL (7.0%)
      3,000     Allstate Corp.                                           139,650
      4,400     American Financial Group, Inc.                           134,508
     10,400     CIT Group, Inc.                                          398,216
      5,599     Countrywide Financial Corp.                              393,330
      7,100     H&R Block, Inc.(c)                                       338,528
      4,850     MBIA, Inc.                                               277,032
      3,250     Safeco Corp.                                             143,000
      2,600     Torchmark Corp.                                          139,880
                                                                     -----------
                                                                       1,964,144
                                                                     -----------

                TELECOMMUNICATIONS (0.9%)
     16,000     Avaya, Inc.(a)(c)                                        252,640
                                                                     -----------

                UTILITIES (1.4%)
     39,500     AES Corp.(a)                                             392,235
                                                                     -----------

                TOTAL COMMON STOCKS
                (Cost $9,811,423)                                     10,940,688
                                                                     ===========

 PRINCIPAL
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (21.7%)

$ 5,183,770     Bank of New York Institutional
                Cash Reserve Fund (d)
                current rate 1.250%                                  $ 5,183,770

    932,000     Exxon Mobil Corp.
                1.200%, 07/01/04                                         932,000
                                                                     -----------

                TOTAL SHORT TERM INVESTMENTS
                (Cost $6,115,770)                                      6,115,770
                                                                     ===========
TOTAL INVESTMENTS (118.7%)
(Cost $30,586,493)                                                    33,494,438
                                                                     ===========
LIABILITIES, LESS OTHER ASSETS (-18.7%)                               (5,278,263)
                                                                     -----------
NET ASSETS (100.0%)                                                  $28,216,175
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2004 the market value of 144A securities that can not currently be exchanged to the registered form is $1,808,443.75 or 6.4% of net assets of the Portfolio.
(c) Security, or portion of security, is on loan.
(d) Security is purchased with the cash collateral from securities loaned.


FOREIGN CURRENCY ABBREVIATIONS
GBP: British Pound Sterling


Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

                 See accompanying Notes to Financial Statements

                      CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
Investments, at value* (cost $30,586,493)                                                      $ 33,494,438
Receivable for investments sold                                                                     157,047
Accrued interest, dividends and other receivables                                                    87,382
Receivable for Fund shares sold                                                                       4,849
Prepaid expenses                                                                                        163
Other assets                                                                                         17,690
                                                                                               ------------
     Total Assets                                                                                33,761,569
                                                                                               ------------

LIABILITIES AND NET ASSETS
Payable upon return of securities loaned                                                          5,183,770
Payable for investments purchased                                                                   290,645
Payable to investment advisor                                                                        16,981
Due to Custodian                                                                                      3,022
Payable for Fund shares redeemed                                                                      1,241
Payable for financial accounting service fees                                                           780
Other accounts payable and accrued liabilities                                                       48,955
                                                                                               ------------
     Total Liabilities                                                                            5,545,394
                                                                                               ------------
NET ASSETS                                                                                     $ 28,216,175
                                                                                               ============


ANALYSIS OF NET ASSETS
Paid in Capital                                                                                $ 26,017,425
Undistributed net investment income (loss)                                                           31,543
Accumulated net realized gain (loss) on investments and foreign currency transactions              (740,728)
Net unrealized appreciation (depreciation) on investments and foreign currency translations       2,907,935
                                                                                               ------------
NET ASSETS                                                                                     $ 28,216,175
                                                                                               ============


Shares outstanding (no par value; unlimited number of shares authorized)                          2,156,304
Net asset value and redemption price per share                                                 $      13.09
                                                                                               ============

* Includes $5,067,677 of securities loaned

                 See accompanying Notes to Financial Statements

                      CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
Interest                                                                         $  143,250
Dividends*                                                                          148,912
Securities lending income                                                             4,172
                                                                                 ----------
  Total investment income                                                           296,334
                                                                                 ----------

EXPENSES
Investment advisory fees                                                             96,219
Audit and legal fees                                                                 40,874
Accounting fees                                                                       8,423
Trustees' fees                                                                        8,864
Custodian fees                                                                        7,418
Transfer agent fees                                                                   1,399
Financial accounting service fees                                                       780
Other                                                                                 8,583
                                                                                 ----------
  Net expenses                                                                      172,560
                                                                                 ----------
NET INVESTMENT INCOME (LOSS)                                                        123,774
                                                                                 ----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from investments and foreign currency transactions         721,956
Change in net unrealized appreciation/depreciation on investments and foreign
  currency translations                                                             (88,375)
                                                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY       633,581
                                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $  757,355
                                                                                 ==========

* Net of foreign taxes withheld of $82

                 See accompanying Notes to Financial Statements

                      CALAMOS GROWTH AND INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE             FOR THE
                                                                                    SIX MONTHS             YEAR
                                                                                       ENDED              ENDED
                                                                                      JUNE 30,         DECEMBER 31,
                                                                                  2004 (UNAUDITED)         2003
                                                                                  ----------------     ------------
OPERATIONS
Net investment income (loss)                                                      $        123,774     $    572,220
Net realized gain (loss) from investments and foreign currency transactions                721,956          382,534
Change in net unrealized appreciation/depreciation on investments and
  foreign currency translations                                                            (88,375)       3,323,544
                                                                                  ----------------     ------------
Net increase(decrease) in net assets resulting from operations                             757,355        4,278,298
                                                                                  ----------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                                     (193,172)        (611,634)
                                                                                  ----------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS
Issued                                                                                   5,582,656        4,112,433
Issued in reinvestment of distributions                                                    193,172          611,634
Redeemed                                                                                  (491,475)      (1,886,489)
                                                                                  ----------------     ------------
Net increase(decrease) in net assets resulting from capital share transactions           5,284,353        2,837,578

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  5,848,536        6,504,242
                                                                                  ----------------     ------------

NET ASSETS
Beginning of period                                                                     22,367,639       15,863,397
                                                                                  ----------------     ------------
End of period                                                                     $     28,216,175     $ 22,367,639
                                                                                  ================     ============

Undistributed net investment income (loss)                                        $         31,543     $    100,941
                                                                                  ================     ============

SHARES ISSUED (REDEEMED)
Issued                                                                                     424,177          353,754
Issued in reinvestment of distributions                                                     14,851           52,010
Redeemed                                                                                   (37,842)        (166,886)
                                                                                  ----------------     ------------
Net increase(decrease) in shares outstanding                                               401,186          238,878
                                                                                  ================     ============

                 See accompanying Notes to Financial Statements

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS ADVISORS TRUST, a Massachusetts business trust organized February 17, 1999 (the "Trust"), consists of a single series, CALAMOS Growth and Income Portfolio (the "Portfolio"). The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.

PORTFOLIO VALUATION. In computing the net asset value of the Portfolio, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee thereof. The Portfolio may also use fair value pricing, if the value of a security it holds is, in the opinion of the valuation committee or pursuant to Board of Trustees' guidelines, materially effected by events occurring after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Portfolio's net asset value may differ from quoted or published prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the portfolio may be significantly affected on days when shares of the Portfolio may not be purchased or redeemed. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee thereof.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for June 30th and December 31st, which are recorded on trade date. Net realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

                    NOTES TO FINANCIAL STATEMENTS (unaudited)

FEDERAL INCOME TAXES. No provision has been made for income taxes because the Portfolio's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

DIVIDENDS. Dividends payable to shareholders are recorded by the Portfolio on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions and contingent payment debt instruments.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Portfolio pays an annual fee payable monthly, equal to 0.75% of the average daily net assets of the Portfolio.

Since April 1, 2004, CAM has received a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of Combined Assets (for purposes of this calculation combined assets means the total assets of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund); 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion for financial accounting services. Financial accounting services include, but are not limited to, the following: manage expenses and expense payment processing; monitor the calculation of expense accrual amounts; calculate, track, and report tax adjustments on all assets; monitor trustee deferred compensation plan accruals and valuations; and prepare Form 1099 information statements for the trustees and service providers. The Portfolio will pay its pro rata share of the financial accounting service fee payable to CAM based on relative assets of the Portfolio.

Certain portfolio transactions for the Portfolio may be executed through CALAMOS FINANCIAL SERVICES, INC., ("CFS") as broker, consistent with the Portfolio's policy of obtaining best price and execution. During the six months ended June 30, 2004, the Portfolio paid no brokerage commissions to CFS on purchases and sales of portfolio securities.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Portfolio.

The Portfolio has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Portfolio. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $17,654 for the Growth and Income Portfolio are included in "Other Assets" on the Statement of Assets and Liabilities at June 30, 2004. The Portfolio's obligation to make payments under the Plan is a general obligation of the Portfolio.

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations for the six months ended June 30, 2004 were as follows:

   Purchases                                                   $ 16,808,209
   Proceeds from sales                                           12,002,167

The following information is presented on an income tax basis as of June 30, 2004. Differences between amounts for financial statements and Federal income tax purposes are due to timing differences.

The cost basis of investments for Federal income tax purposes at June 30, 2004 was as follows:

   Cost basis of investments                                   $ 30,670,160
                                                               ============
   Gross unrealized appreciation                                  3,214,229
   Gross unrealized depreciation                                   (389,951)
                                                               ------------
   Net unrealized appreciation                                 $  2,824,278
                                                               ============

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions for 2004 will be disclosed in the December 31, 2004 annual report.

The tax character of distributions during the years ended December 31 was as follows:

Distributions paid from:                               2003          2002
                                                    ----------    ----------
   Ordinary Income                                  $  611,634    $  529,483
   Net Long  - Term Capital Gain                             -             -
                                                    ----------    ----------
   Total Taxable Distribution                       $  611,634    $  529,483
                                                    ==========    ==========

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Undistributed ordinary income - net                         $     93,601
   Accumulated capital losses                                    (1,462,403)*
   Unrealized gain/(losses) - net                                 3,017,548**
   Other - net                                                      (14,179)
                                                               ------------
   Total accumulated earnings/(losses) - net                   $  1,634,567
                                                               ============

* As of December 31, 2003, the Portfolio had net tax basis capital loss carryforwards of $411,325 and $951,889 which will expire, if not used, in 2010, and in 2009 respectively. In addition, the Portfolio had a Post-October capital loss of $99,189 which will be treated as having occurred on January 1, 2004.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

NOTE 5 - SECURITIES LENDING

During the six months ended June 30, 2004, the Portfolio lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and
(c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Portfolio lends securities. At June 30, 2004, the Portfolio had securities valued at $5,067,677 that were on loan to broker-dealers and banks and the Portfolio had $5,183,770 respectively, in cash collateral.

                      CALAMOS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                         FOR THE
                                                        SIX MONTHS
                                                           ENDED                                                     MAY 19, 1999
                                                         JUNE 30,                                                      THROUGH
                                                            2004                YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                                        (UNAUDITED)      2003       2002        2001        2000         1999
                                                        ----------     --------   --------    --------    --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    12.74     $  10.46   $  11.29    $  12.30    $  12.18   $      10.00
                                                        ----------     --------   --------    --------    --------   ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.05         0.34       0.43        0.38        0.31           0.09
Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                            0.39         2.32      (0.89)      (0.99)       0.39           2.23
                                                        ----------     --------   --------    --------    --------   ------------
  Total from investment operations                            0.44         2.66      (0.46)      (0.61)       0.70           2.32
                                                        ----------     --------   --------    --------    --------   ------------

DISTRIBUTIONS:

Dividends from net investment income                         (0.09)       (0.38)     (0.37)      (0.40)      (0.30)         (0.09)
Dividends from net realized gains                                -            -          -           -       (0.28)             -
Distributions paid from capital                                  -            -          -           -           -          (0.05)
                                                        ----------     --------   --------    --------    --------   ------------
  Total distributions                                        (0.09)       (0.38)     (0.37)      (0.40)      (0.58)         (0.14)
                                                        ----------     --------   --------    --------    --------   ------------

NET ASSET VALUE, END OF PERIOD                          $    13.09     $  12.74   $  10.46    $  11.29    $  12.30   $      12.18
                                                        ==========     ========   ========    ========    ========   ============

Total Return (a)                                              3.49%       25.76%     (4.10%)     (4.87%)      5.72%         23.19%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000)                         $   28,216     $ 22,368   $ 15,863    $ 15,104    $ 10,859   $      2,542
Ratio of net expenses to average net assets                   1.35%*       1.47%      1.00%       1.00%       1.00%          1.00%*
Ratio of net investment income to average net assets          0.96%*       3.11%      3.98%       3.41%       3.01%          3.10%*
Ratio of gross expenses to average net assets prior to
 waiver of expenses by the advisor                            1.35%*       1.59%      1.78%       1.28%       3.44%          9.86%*


PORTFOLIO TURNOVER RATE                                      48.03%       68.46%     42.88%      57.57%      70.51%         31.65%

(a) Total return is not annualized for periods that are less than a full year.
* Annualized

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Calamos Advisors Trust -
      Calamos Growth and Income Portfolio

We have reviewed the statement of assets and liabilities of Calamos Advisors Trust (comprising the Calamos Growth and Income Portfolio), including the schedule of investments, as of June 30, 2004, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended June 30, 2004. These financial statements are the responsibility of the Portfolio's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying semi-annual financial statements and financial highlights referred to above in order for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of assets and liabilities of Calamos Advisors Trust (comprising the Calamos Growth and Income Portfolio), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended (not presented herein), and in our report dated February 10, 2004, we expressed an unqualified opinion on those financial statements. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 2003, and financial highlights for each of the periods indicated therein is fairly stated, in all material respects, in relation to the financial statements from which it has been derived.


                                                /s/ Ernst & Young LLP


Chicago, Illinois
August 5, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics -- Not applicable.

(a)(2)(i)  Certification of Principal Executive Officer.

(a)(2)(ii)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  August 27, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  August 27, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  August 27, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  August 27, 2004